UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 97.5%
	Australia — 6.7%
987	AMP Ltd.	3,745
683	Australia & New Zealand Banking Group Ltd.	15,167
449	BGP Holdings Beneficial (a)	23
829	BHP Billiton Ltd.	16,815
267	Commonwealth Bank of Australia	16,568
49	CSL Ltd.	4,176
895	Dexus Property Group	6,094
1,608	Goodman Group	8,444
119	Macquarie Group Ltd.	7,631
52	National Australia Bank Ltd.	1,199
354	Wesfarmers Ltd.	10,806
160	Westpac Banking Corp.	3,841

		94,509

	Belgium — 1.1%
154	Anheuser-Busch InBev SA/NV	16,067

	Denmark — 0.8%
73	Chr Hansen Holding A/S	4,479
202	Novo Nordisk A/S, Class B	7,293

		11,772

	Finland — 2.0%
105	Cargotec OYJ, Class B	5,039
1,928	Nokia OYJ	8,657
601	Outokumpu OYJ (a)	5,378
151	UPM-Kymmene OYJ	3,426
121	Wartsila OYJ Abp	6,087

		28,587

	France — 10.0%
140	Air Liquide SA	15,137
178	Airbus SE	12,053
37	Arkema SA	3,636
558	AXA SA	13,706
194	BNP Paribas SA	12,419
84	Capgemini SA	6,832
302	Engie SA	3,612
707	Natixis SA	4,190
71	Pernod Ricard SA	8,363
68	Renault SA	6,144
181	Sanofi	14,538
172	Schneider Electric SE	12,272
62	Sodexo SA	6,811
281	TOTAL SA	14,215
419	Vivendi SA	7,690

		141,618

	Germany — 9.9%
46	adidas AG	7,225
15	Allianz SE	2,471
25	BASF SE	2,392
165	Bayer AG	18,285
144	Brenntag AG	8,354
214	Daimler AG	16,084
57	Deutsche Bank AG (a)	1,133
92	Deutsche Boerse AG (a)	8,513
286	Deutsche Post AG	9,587
550	Deutsche Telekom AG	9,634
42	HeidelbergCement AG	4,104
387	Infineon Technologies AG	7,129
36	Linde AG	5,848
206	SAP SE	18,881
166	Siemens AG (a)	21,465

		141,105

	Hong Kong — 2.7%
738	AIA Group Ltd.	4,571
666	Cheung Kong Property Holdings Ltd.	4,375
862	CK Hutchison Holdings Ltd.	10,333
145	Hang Seng Bank Ltd.	2,954
771	Power Assets Holdings Ltd.	7,387
727	Sands China Ltd.	3,198
727	Wharf Holdings Ltd. (The)	5,454

		38,272

	Ireland — 0.4%
72	Ryanair Holdings plc, ADR (a)	6,064

	Israel — 0.7%
286	Teva Pharmaceutical Industries Ltd., ADR	9,554

	Italy — 2.7%
437	Assicurazioni Generali SpA	6,979
283	Atlantia SpA	6,453
2,291	Enel SpA	9,578
1,181	Intesa Sanpaolo SpA	2,773
8,784	Telecom Italia SpA (a)	7,554
178	UniCredit SpA (a)	4,848

		38,185

	Japan — 22.5%
213	Bridgestone Corp.	7,827
48	Central Japan Railway Co.	7,821
87	Daikin Industries Ltd.	8,605
89	Dentsu, Inc.	4,095
355	DMG Mori Co. Ltd.	4,855
115	East Japan Railway Co.	10,450

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		Japan — continued
106		Electric Power Development Co. Ltd.	2,466
1,081		Fujitsu Ltd.	6,284
1,523		Hitachi Ltd.	8,720
336		Honda Motor Co. Ltd.	9,990
393		J Front Retailing Co. Ltd.	5,670
216		Japan Airlines Co. Ltd.	6,888
69		Japan Tobacco, Inc.	2,219
241		JFE Holdings, Inc.	4,226
1,156		JX Holdings, Inc.	5,451
886		Kajima Corp.	6,175
192		KDDI Corp.	5,145
9		Keyence Corp.	3,573
503		Kirin Holdings Co. Ltd.	8,236
339		Kyowa Hakko Kirin Co. Ltd.	4,591
306		Kyushu Electric Power Co., Inc.	3,416
140		LIXIL Group Corp.	3,264
103		Mabuchi Motor Co. Ltd.	5,269
444		Mazda Motor Corp.	6,535
302		Medipal Holdings Corp.	4,891
2,300		Mitsubishi UFJ Financial Group, Inc.	14,731
124		Mitsui & Co. Ltd.	1,821
367		Mitsui Fudosan Co. Ltd.	8,467
168		MS&AD Insurance Group Holdings, Inc.	5,630
160		NGK Spark Plug Co. Ltd.	3,610
77		Nidec Corp.	7,192
193		Nippon Steel & Sumitomo Metal Corp.	4,653
250		Nippon Telegraph & Telephone Corp.	11,039
181		Nishi-Nippon Financial Holdings, Inc. (a)	1,896
—	(h)	Nitori Holdings Co. Ltd.	9
56		Omron Corp.	2,314
308		ORIX Corp.	4,651
64		Otsuka Corp.	3,283
104		Otsuka Holdings Co. Ltd.	4,805
263		Seiko Epson Corp.	5,412
280		Seven & i Holdings Co. Ltd.	11,196
79		Shin-Etsu Chemical Co. Ltd.	6,824
290		Sony Corp.	8,774
944		Sumitomo Bakelite Co. Ltd.	5,583
312		Sumitomo Mitsui Financial Group, Inc.	12,221
192		Sumitomo Realty & Development Co. Ltd.	5,194
152		Suntory Beverage & Food Ltd.	6,472
105		Suzuken Co. Ltd.	3,477
402		Takashimaya Co. Ltd.	3,462
940		Tokyo Gas Co. Ltd.	4,171
333		Toyota Motor Corp.	19,336
341		Yamato Holdings Co. Ltd.	6,876

			319,761

		Luxembourg — 0.4%
736		ArcelorMittal (a)	5,742

		Netherlands — 6.1%
809		Aegon NV	4,395
105		ASML Holding NV	12,785
114		Heineken NV	8,535
799		ING Groep NV	11,485
1,316		Koninklijke KPN NV	3,791
318		Koninklijke Philips NV	9,342
169		NN Group NV	5,968
466		Royal Dutch Shell plc, Class A	12,626
632		Royal Dutch Shell plc, Class B	17,841

			86,768

		New Zealand — 0.4%
2,006		Spark New Zealand Ltd.	5,169

		Norway — 0.4%
977		Norsk Hydro ASA	5,576

		Portugal — 0.3%
313		Galp Energia SGPS SA	4,614

		Singapore — 0.9%
845		DBS Group Holdings Ltd.	11,425
352		Singapore Exchange Ltd.	1,853

			13,278

		Spain — 2.2%
1,226		Banco Santander SA	6,848
6,824		Bankia SA	7,214
1,226		Iberdrola SA (a)	7,745
287		Repsol SA	4,250
588		Telefonica SA	5,689

			31,746

		Sweden — 1.1%
976		Nordea Bank AB	11,784
264		Sandvik AB	3,557

			15,341

		Switzerland — 9.6%
155		Cie Financiere Richemont SA	12,040
158		Credit Suisse Group AG (a)	2,406
147		LafargeHolcim Ltd. (a)	7,933
34		LafargeHolcim Ltd. (a)	1,824
494		Nestle SA	36,164
191		Novartis AG	14,119

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Switzerland — continued
108	Roche Holding AG	25,679
11	Syngenta AG (a)	4,779
678	UBS Group AG	11,022
182	Wolseley plc	11,288
34	Zurich Insurance Group AG (a)	9,707

		136,961

	United Kingdom — 15.8%
622	3i Group plc	5,491
166	Associated British Foods plc	5,013
185	AstraZeneca plc	9,793
1,277	Aviva plc	7,688
3,586	Barclays plc	9,953
710	Barratt Developments plc	4,285
1,892	BP plc	11,303
359	British American Tobacco plc	22,157
3,251	Centrica plc	9,204
1,574	Debenhams plc	1,041
1,223	Dixons Carphone plc	4,878
678	GlaxoSmithKline plc	13,106
2,223	HSBC Holdings plc	18,961
236	HSBC Holdings plc	2,009
207	InterContinental Hotels Group plc	9,597
2,457	ITV plc	6,305
13,392	Lloyds Banking Group plc	10,984
285	Prudential plc	5,531
89	Reckitt Benckiser Group plc	7,635
129	Rio Tinto Ltd.	6,521
72	Rio Tinto plc	3,175
925	Standard Chartered plc (a)	9,058
2,149	Taylor Wimpey plc	4,538
162	TechnipFMC plc (a)	5,308
156	Unilever NV, CVA	6,324
5,506	Vodafone Group plc	13,486
77	Whitbread plc	3,801
298	WPP plc	6,945

		224,090

	United States — 0.8%
210	Shire plc	11,665

	Total Common Stocks (Cost $1,303,519)	1,386,444

PRINCIPAL AMOUNT
Corporate Bond — 0.0% (g)
	Brazil — 0.0% (g)
BRL 11	Vale SA, Series A6, VAR, 0.000% (x) (Cost $–)	—	(h)

SHARES
Preferred Stocks — 1.0%
	Germany — 1.0%
88	Henkel AG & Co. KGaA	10,695
23	Volkswagen AG	3,575

	Total Preferred Stocks (Cost $11,372)	14,270

Short-Term Investment — 1.1%
	Investment Company — 1.1%
16,243	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.440% (b) (l) (Cost $16,243)	16,243

	Total Investments — 99.6% (Cost $1,331,134)	1,416,957
	Other Assets in Excess of Liabilities — 0.4%	5,484

	NET ASSETS — 100.0%	$1,422,441

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.6%
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	5.0
Insurance	4.7
Automobiles	4.4
Metals & Mining	3.7
Diversified Telecommunication Services	3.6
Chemicals	3.4
Beverages	3.4
Food Products	2.9
Industrial Conglomerates	2.9
Capital Markets	2.7
Electric Utilities	2.0
Electrical Equipment	1.7
Tobacco	1.7
Real Estate Management & Development	1.7
Hotels, Restaurants & Leisure	1.7
Food & Staples Retailing	1.6
Trading Companies & Distributors	1.5
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.4
Textiles, Apparel & Luxury Goods	1.4
Software	1.3
Wireless Telecommunication Services	1.3
Household Products	1.3
Road & Rail	1.3
Household Durables	1.2
Media	1.2
Air Freight & Logistics	1.2
IT Services	1.2
Biotechnology	1.1
Electronic Equipment, Instruments & Components	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Construction Materials	1.0
Others (each less than 1.0%)	9.8
Short-Term Investment	1.1

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CVA	—	Dutch Certification
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of January 31, 2017.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	141,959
Aggregate gross unrealized depreciation	(56,136)

Net unrealized appreciation/depreciation	85,823

Federal income tax cost of investments	1,331,134

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$94,486	$23		$94,509
Belgium	—	16,067	—		16,067
Denmark	—	11,772	—		11,772
Finland	—	28,587	—		28,587
France	—	141,618	—		141,618
Germany	—	141,105	—		141,105
Hong Kong	—	38,272	—		38,272
Ireland	6,064	—	—		6,064
Israel	9,554	—	—		9,554
Italy	—	38,185	—		38,185
Japan	—	319,761	—		319,761
Luxembourg	—	5,742	—		5,742
Netherlands	—	86,768	—		86,768
New Zealand	—	5,169	—		5,169
Norway	—	5,576	—		5,576
Portugal	—	4,614	—		4,614
Singapore	—	13,278	—		13,278
Spain	169	31,577	—		31,746
Sweden	—	15,341	—		15,341
Switzerland	4,779	132,182	—		136,961
United Kingdom	6,349	217,741	—		224,090
United States	—	11,665	—		11,665

Total Common Stocks	26,915	1,359,506	23		1,386,444

Preferred Stocks
Germany	—	14,270	—		14,270
Debt Securities
Corporate Bonds
Brazil	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	16,243	—	—		16,243

Total Investments in Securities	$43,158	$1,373,776	$23		$1,416,957

(a) Amount rounds to less than $500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $15,755,000 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 28, 2017